Interest expense and similar charges (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest expense and similar charges
Deposits from credit institutions	$ 10,967	$ 12,400	$ 9,041
Customer deposits	19,224	28,235	35,036
Marketable debt securities	5,308	5,756	5,398
Subordinated liabilities	1,668	1,767	1,597
Hedging derivatives	299	193	222
Other interest expense	2,214	1,824	6,780
Total interest expense and similar charges	$ 39,680	$ 50,175	$ 58,074